MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Application Software - 3.3%
Roper Technologies, Inc.	866	$485,029

Automotive Retail - 6.7%
AutoZone, Inc. (a)	131	492,901
O'Reilly Automotive, Inc. (a)	347	491,074
		983,975

Consumer Staples Merchandise Retail - 3.3%
BJ's Wholesale Club Holdings, Inc. (a)	4,133	485,875

Environmental & Facilities Services - 6.7%
Republic Services, Inc.	1,953	489,715
Waste Management, Inc.	2,108	491,923
		981,638

Financial Exchanges & Data - 6.8%
Cboe Global Markets, Inc.	2,231	494,836
CME Group, Inc.	1,781	493,479
		988,315

Food Retail - 6.6%
Albertsons Cos., Inc. - Class A	21,757	478,219
Kroger Co.	6,761	488,212
		966,431

Health Care Distributors - 10.0%
Cardinal Health, Inc.	3,440	486,038
Cencora, Inc.	1,658	485,247
McKesson Corp.	683	486,835
		1,458,120

Health Care Facilities - 3.3%
Encompass Health Corp.	4,155	486,093

Health Care Services - 3.4%
CVS Health Corp.	7,403	493,854

Industrial Machinery & Supplies & Components - 3.3%
Otis Worldwide Corp.	5,060	487,126

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Insurance Brokers - 13.4%
Aon PLC - Class A	1,372	$486,772
Arthur J Gallagher & Co.	1,511	484,563
Brown & Brown, Inc.	4,460	493,276
Marsh & McLennan Cos., Inc.	2,173	489,946
		1,954,557

Interactive Home Entertainment - 3.2%
Electronic Arts, Inc.	3,265	473,719

IT Consulting & Other Services - 3.3%
International Business Machines Corp.	2,011	486,300

Movies & Entertainment - 3.3%
Netflix, Inc. (a)	432	488,903

Multi-Sector Holdings - 3.3%
Berkshire Hathaway, Inc. - Class B (a)	898	478,859

Property & Casualty Insurance - 10.0%
Axis Capital Holdings Ltd.	5,008	482,370
Progressive Corp.	1,749	492,763
W R Berkley Corp.	6,769	485,270
		1,460,403

Tobacco - 3.3%
Philip Morris International, Inc.	2,814	482,207

Transaction & Payment Processing Services - 6.7%
Mastercard, Inc. - Class A	892	488,870
Visa, Inc. - Class A	1,408	486,464
		975,334
TOTAL COMMON STOCKS (Cost $14,527,785)		14,616,738

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (b)	18,224	18,224
TOTAL SHORT-TERM INVESTMENTS (Cost $18,224)		18,224

TOTAL INVESTMENTS - 100.0% (Cost $14,546,009)		$14,634,962
Other Assets in Excess of Liabilities - 0.0% (c)		2,380
TOTAL NET ASSETS - 100.0%		$14,637,342

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MARKETDESK FOCUSED U.S. MOMENTUM ETF

Summary of Fair Value Disclosures as of April 30, 2025 (Unaudited)

MarketDesk Focused U.S. Momentum ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$14,616,738	$—	$—	$14,616,738
Money Market Funds	18,224	—	—	18,224
Total Investments	$14,634,962	$—	$—	$14,634,962

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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